UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Fyfe
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Title:    Compliance Office
         -------------------------------
Phone:    201-782-3319
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Signature, Place, and Date of Signing:

         /s/ David Fyfe               Woodcliff Lake, NJ   October 2, 2006
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  10
                                        --------------------

Form 13F Information Table Value Total:  82,724
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
3COM CORP                  COM      885535104    2,205   500,000   SH           SOLE                  500,000
AMGEN INC                  COM      031162100   19,313   270,000   SH           SOLE                  270,000
BAIDU COM INC SPON         COM      056752108    1,269    14,500   SH           SOLE                   14,500
CHESAPEAKE ENERGY          COM      165167107    8,694   300,000   SH           SOLE                  300,000
CITIGROUP INC              COM      172967101   24,835   500,000   SH           SOLE                  500,000
ENCANA CORP                COM      292505104    2,335    50,000   SH           SOLE                   50,000
GOOGLE INC                 COM      38259P508   16,076    40,000   SH           SOLE                   40,000
SPRINT NEXTEL CORP         COM      852061100    3,430   200,000   SH           SOLE                  200,000
UNITED STATES STEEL        COM      912909108    2,884    50,000   SH           SOLE                   50,000
VERTEX PHARMACEUTCLS       COM      92532F100    1,683    50,000   SH           SOLE                   50,000